Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Geographical Information [Line Items]
Total revenues	$ 1,741,301	$ 1,629,838	$ 1,495,816
Americas Principally U S
Schedule Of Geographical Information [Line Items]
Total revenues	847,458	791,568	729,933
Europe
Schedule Of Geographical Information [Line Items]
Total revenues	627,524	595,850	550,811
Asia-Pacific, Middle-East and Africa
Schedule Of Geographical Information [Line Items]
Total revenues	$ 266,319	$ 242,420	$ 215,072